Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Segment Information

(28) Segment Information

Information regarding the Company’s operating segments is shown below. Each segment is individually managed with separate operating results that are reviewed regularly by the executive management. Each segment’s accounting policies are consistent with those used by the Company.

The following table represents operating segment information. Statements of operations, except depreciation and amortization, include results from continuing operations only.

	Fiscal Year Ended December 31, 2010
	Europe	Americas	Greater Asia Pacific	Eliminations/ Other [1]	Total Company
Net sales	$1,642,091	$925,700	$591,718	$(31,832)	$3,127,677
Operating profit	162,709	91,924	39,049	(35,747)	257,935
Depreciation and amortization	48,289	24,663	16,332	27,544	116,828

Interest expense	46,826	17,671	2,102	81,977	148,576
Interest income	1,473	2,298	790	(2,164)	2,397
Total assets	1,824,243	697,263	574,865	187,642	3,284,013
Goodwill, net	772,194	212,047	213,404	65,786	1,263,431
Capital expenditures, including capitalized computer software	30,429	24,982	15,068	24,183	94,662
Long-lived assets [2]	1,015,340	311,208	301,038	298,397	1,925,983

	Fiscal Year Ended December 31, 2009
	Europe	Americas	Greater Asia Pacific	Eliminations/ Other [1]	Total Company
Net sales	$1,683,349	$908,909	$542,284	$(23,661)	$3,110,881
Operating profit	125,674	85,421	19,824	(33,344)	197,575
Depreciation and amortization	47,166	22,050	15,234	27,647	112,097

Interest expense	55,203	16,186	2,243	68,891	142,523
Interest income	4,563	1,704	367	(2,079)	4,555
Total assets	1,997,159	608,631	504,959	337,558	3,448,307
Goodwill, net	805,725	207,819	190,671	66,817	1,271,032
Capital expenditures, including capitalized computer software	31,157	20,782	11,749	30,606	94,294
Long-lived assets [2]	1,081,699	305,924	267,236	320,897	1,975,756

	Fiscal Year Ended December 31, 2008
	Europe	Americas	Greater Asia Pacific	Eliminations/ Other [1]	Total Company
Net sales	$1,835,964	$952,232	$563,121	$(35,440)	$3,315,877
Operating profit	93,179	55,896	8,891	(25,390)	132,576
Depreciation and amortization	57,932	26,255	17,533	26,516	128,236

Interest expense	68,576	13,969	2,998	67,681	153,224
Interest income	8,698	3,385	670	(5,073)	7,680
Total assets	1,894,388	565,567	511,189	244,028	3,215,172
Goodwill, net	779,653	193,607	186,360	66,394	1,226,014
Capital expenditures, including capitalized computer software	47,654	28,158	14,310	31,089	121,211
Long-lived assets [2]	1,063,781	283,014	268,097	314,504	1,929,396

[1]	Eliminations/Other includes the Company’s corporate operating and holding entities, discontinued operations and corporate level eliminations and consolidating entries.

[2]	Long-lived assets includes property, plant and equipment, capital software, intangible items and investments in affiliates.

19. Segment Information

Business segment information is summarized as follows:

	$000,000	$000,000	$000,000	$000,000	$000,000	$000,000
	Three Months Ended September 30, 2011
	Europe	Americas	APAT	Japan	Eliminations/ Other [1]	Total Company
Net sales	$369,116	$239,238	$151,928	$78,475	$(13,980)	$824,777
Operating profit	21,482	11,155	13,140	3,098	10,400	59,275
Depreciation and amortization	9,670	6,864	3,587	1,727	7,413	29,261
Interest expense	8,518	3,327	606	273	16,871	29,595
Interest income	215	494	616	36	(808)	553
Total assets	1,563,157	678,537	541,802	334,869	170,410	3,288,775
Goodwill	661,768	205,249	177,383	152,696	65,903	1,262,999
Capital expenditures, including capitalized computer software	14,813	8,787	5,093	837	796	30,326
Long-lived assets [2]	904,245	301,772	228,325	204,656	279,381	1,918,379

	$000,000	$000,000	$000,000	$000,000	$000,000	$000,000
	Three Months Ended October 1, 2010
	Europe	Americas	APAT	Japan	Eliminations / Other [1]	Total Company
Net sales	$347,438	$231,450	$138,911	$81,174	$(15,401)	$783,572
Operating profit	46,411	22,169	13,977	6,798	(1,666)	87,689
Depreciation and amortization	10,271	5,971	3,440	1,720	8,508	29,910
Interest expense	12,105	4,457	395	257	21,186	38,400
Interest income	344	686	340	—	(740)	630
Total assets	1,620,554	599,407	559,260	313,022	319,844	3,412,087
Goodwill	660,860	210,707	189,586	141,062	66,131	1,268,346
Capital expenditures, including capitalized computer software	4,981	4,457	3,592	643	4,669	18,342
Long-lived assets [2]	895,547	305,696	240,667	188,605	302,491	1,933,006

[1]	Eliminations/Other includes the Company’s corporate operating and holding entities, discontinued operations and corporate level eliminations and consolidating entries.

[2]	Long-lived assets includes property, plant and equipment, capital software, intangible items and investments in affiliates.

	$000,000	$000,000	$000,000	$000,000	$000,000	$000,000
	Nine Months Ended September 30, 2011
	Europe	Americas	APAT	Japan	Eliminations/ Other [1]	Total Company
Net sales	$1,117,682	$720,278	$444,258	$232,068	$(49,749)	$2,464,537
Operating profit	73,128	61,346	40,604	12,287	3,458	190,823
Depreciation and amortization	29,414	18,712	10,785	5,396	23,196	87,503
Interest expense	26,136	11,410	1,369	781	57,183	96,879
Interest income	581	1,712	1,735	51	(2,317)	1,762
Total assets	1,563,157	678,537	541,802	334,869	170,410	3,288,775
Goodwill	661,768	205,249	177,383	152,696	65,903	1,262,999
Capital expenditures, including capitalized computer software	41,643	20,172	12,999	1,959	3,143	79,916
Long-lived assets [2]	904,245	301,772	228,325	204,656	279,381	1,918,379

	$000,000	$000,000	$000,000	$000,000	$000,000	$000,000
	Nine Months Ended October 1, 2010
	Europe	Americas	APAT	Japan	Eliminations / Other [1]	Total Company
Net sales	$1,042,431	$690,678	$409,351	$225,708	$(42,619)	$2,325,549
Operating profit	116,905	66,817	39,601	13,094	(21,416)	215,001
Depreciation and amortization	30,007	17,698	10,184	4,995	21,216	84,100
Interest expense	33,480	13,346	1,193	794	59,495	108,308
Interest income	1,010	1,647	957	1	(2,104)	1,511
Total assets	1,620,554	599,407	559,260	313,022	319,844	3,412,087
Goodwill	660,860	210,707	189,586	141,062	66,131	1,268,346
Capital expenditures, including capitalized computer software	15,159	14,218	9,805	2,335	13,039	54,556
Long-lived assets [2]	895,547	305,696	240,667	188,605	302,491	1,933,006

[1]	Eliminations/Other includes the Company’s corporate operating and holding entities, discontinued operations and corporate level eliminations and consolidating entries.

[2]	Long-lived assets includes property, plant and equipment, capital software, intangible items and investments in affiliates.